Putnam Investments
One Post Office Square
Boston, MA 02109
October 5, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 33-515) (811-07513) (the “Trust”), on behalf of its Putnam Dynamic Asset
Allocation Equity Fund series (the “Fund”) Post-Effective Amendment No. 131 to Registration Statement
on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 28, 2011.

Comments or questions concerning this certificate may be directed to Jesse Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz
By:
Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc: ROPES & GRAY LLP